Initial Public Offering (Details) - Schedule of ordinary shares reflected on the balance sheet - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of ordinary shares reflected on the balance sheet [Abstract]
Gross proceeds	$ 44,889,860	$ 44,889,860
Less:
Proceeds allocated to public warrants	(1,265,118)	(1,265,118)
Offering costs of public shares	(3,309,341)	(3,309,341)
Plus:
Accretion of carrying value to redemption value	4,574,459	4,574,459
Ordinary shares subject to possible redemption	$ 44,889,860	$ 44,889,860